Note 8 - Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2019	2018
Net loss attributable to Avalon Holdings Corporation common shareholders	$(455)	$(1,144)

Shares used in computing basic loss per share	3,875	3,814
Potentially dilutive shares from stock options	-	-
Shares used in computing diluted loss per share	3,875	3,814

Loss per share attributable to Avalon Holdings Corporation common shareholders
Basic and diluted net loss per share	$(0.12)	$(0.30)